Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Ability Inc.
Entity Central Index Key	0001652866
Amendment Flag	false
Document Type	F-1
Document Period End Date	Jun. 30, 2018
Trading Symbol	ABIL
Entity Emerging Growth Company	true
Entity Ex Transition Period	false